Fees Summary	Feb. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,562,000
Previously Paid Amount	0.00
Total Fee Amount	353.81
Total Offset Amount	0.00
Net Fee	353.81
Narrative - Max Aggregate Offering Price	$ 2,562,000
Final Prospectus	true